March 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Calvert Management Series (the “Registrant”) on behalf of:

Calvert Tax-Free Responsible Impact Bond Fund (the “Fund”)

Post-Effective Amendment No. 81 (1933 Act File No. 002-69565)

Amendment No. 81 (1940 Act File No. 811-03101) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Fund.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment also incorporates changes to reflect that Calvert Research and Management (“CRM”) became the investment adviser to the Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM (the “Transaction”), after satisfying various closing conditions including shareholder approval of a new investment advisory agreement, and also incorporates other changes related to the transaction.  Similar changes were incorporated into filings made with the Commission on behalf of The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Calvert Social Investment Fund and Calvert World Values Fund under Rule 485(a) on December 2, 2016.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in reviewing sections of the Amendment relevant to the Transaction.  Upon request, we can provide redline versions of the Registrant’s statutory prospectus and statement of additional information against the 485(b) filings made on April 28, 2016 via email to our reviewer.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Tim Walsh at (617) 672-8520 or by fax at (617) 672-1520.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President

Calvert Research and Management